Property and equipment, net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,gross	¥ 15,354		¥ 11,774
Less: Accumulated depreciation	(8,785)		(4,365)
Property and equipment, net	6,569	$ 904	7,409
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,gross	8,032		5,423
Computer and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,gross	7,234		6,351
Furniture and mechanical equipment [Membe]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,gross	¥ 88